Average Annual Total Returns - Class I2 - Transamerica International Stock	I2 1 Year	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	3.31%	1.29%	Sep. 28, 2018	3.11%	1.19%	2.32%	1.05%	8.28%	6.58%